Income Taxes - Schedule of Loss Carryforwards (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	CAD 12.8	CAD 8.8
Non-capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	88.5	90.8
Non-capital tax losses [member] | Expire (2018 to 2037) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	16.3	36.8
Non-capital tax losses [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	72.2	54.0
Capital tax loss [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	5.5	10.3
Non-capital and capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	CAD 106.8	CAD 109.9